Apr. 28, 2020

SCHWAB ANNUITY PORTFOLIOS

Schwab® Government Money Market Portfolio

(each, a Trust and collectively, the Trusts)

Supplement dated September 24, 2020 to all currently effective Statutory Prospectuses and Statements of Additional Information (SAIs) of each series (each, a fund and collectively, the funds) of the aforementioned Trusts

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.

At a meeting held on September 22, 2020, the Board of Trustees of The Charles Schwab Family of Funds and Schwab Annuity Portfolios approved the reduction of the funds’ management fees and new expense limitations. Effective September 24, 2020, the management fees of the funds and expense limitations will be as follows:

Accordingly, the following changes to the Statutory Prospectuses and SAIs are effective September 24, 2020:

12.	Schwab Government Money Market Portfolio

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.12

Total annual fund operating expenses	0.31

[1]	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$32	$100	$174	$393